SHARE CAPITAL - Disclosure of detailed information about issued common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	154,614,174	153,144,174
Equity	$ 18,250,775	$ 21,567,516	$ 41,191,702	$ 38,334,824
Cost of issuance		$ (30,795)	$ (109,693)
Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	154,614,174	153,144,174	147,744,174	135,099,174
Equity	$ 100,389,242	$ 100,184,783	$ 98,916,239	$ 94,480,512
Cost of issuance		$ (24,771)	$ (94,518)
Issued Capital [Member] | February 28, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			5,650,000
Equity			$ 2,046,620
Cost of issuance			$ (47,036)
Issued Capital [Member] | March 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			75,000
Equity			$ 51,045
Issued Capital [Member] | June 8, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			700,000
Equity			$ 243,348
Issued Capital [Member] | June 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			6,050,000
Equity			$ 2,103,225
Cost of issuance			$ (47,482)
Issued Capital [Member] | August 25, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			85,000
Equity			$ 39,423
Issued Capital [Member] | September 20, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			85,000
Equity			$ 38,214
Transfer from contributed surplus			$ 8,369
Issued Capital [Member] | April 4, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		400,000
Equity		$ 97,074
Issued Capital [Member] | April 5, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		1,535,000
Equity		$ 366,151
Issued Capital [Member] | April 14, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		95,000
Equity		$ 24,387
Issued Capital [Member] | May 5, 2023 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		3,370,000
Equity		$ 805,703
Cost of issuance		$ (24,771)
Issued Capital [Member] | January 26, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	150,000
Equity	$ 17,844
Issued Capital [Member] | February 12, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	250,000
Equity	$ 29,740
Issued Capital [Member] | March 11, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	150,000
Equity	$ 15,565
Issued Capital [Member] | March 13, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	125,000
Equity	$ 12,990
Transfer from contributed surplus	$ 47,077
Issued Capital [Member] | May 1, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	250,000
Equity	$ 32,706
Issued Capital [Member] | June 20, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	125,000
Equity	$ 16,425
Issued Capital [Member] | June 24, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	345,000
Equity	$ 45,450
Issued Capital [Member] | June 28, 2024 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	75,000
Equity	$ 9,862
Transfer from contributed surplus	60,636
Value of warrants issued	$ (83,836)